Statement to Securityholder

Ally Auto Receivables Trust 2015-1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2015-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	7/22/2015

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2015-1

5. Collateral Summary	Collection Period, Begin:	10/1/2015

	Collection Period, End:	10/31/2015

6. Charge-Off and Delinquency Rates	Determination Date:	11/10/2015

7. Credit Instruments	Distribution Date:	11/16/2015

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

Statement to Securityholder

Ally Auto Receivables Trust 2015-1
1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Pass Through Distribution	Total Distribution (3) + (4) + (5) = (6)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02006YAA3	235,000,000.00	126,131,840.05	0.39000000	34,214,077.98	43,725.70	N/A	34,257,803.68	0.00	0.00	91,917,762.07
A-2	02006YAB1	314,000,000.00	314,000,000.00	0.92000000	0.00	240,733.33	N/A	240,733.33	0.00	0.00	314,000,000.00
A-3	02006YAC9	314,000,000.00	314,000,000.00	1.39000000	0.00	363,716.67	N/A	363,716.67	0.00	0.00	314,000,000.00
A-4	02006YAD7	102,420,000.00	102,420,000.00	1.75000000	0.00	149,362.50	N/A	149,362.50	0.00	0.00	102,420,000.00
B	02006YAE5	21,480,000.00	21,480,000.00	2.01000000	0.00	35,979.00	N/A	35,979.00	0.00	0.00	21,480,000.00
C	02006YAF2	17,690,000.00	17,690,000.00	2.26000000	0.00	33,316.17	N/A	33,316.17	0.00	0.00	17,690,000.00
D	02006YAG0	13,500,000.00	13,500,000.00	2.95000000	0.00	33,187.50	N/A	33,187.50	0.00	0.00	13,500,000.00
Certificates	02006Y105	N/A	N/A	N/A	N/A	N/A	0.00	0.00	N/A	N/A	N/A
	Deal Totals	1,018,090,000.00	909,221,840.05		34,214,077.98	900,020.87	0.00	35,114,098.85	0.00	0.00	875,007,762.07

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	536.73123426	145.59182119	0.18606681	145.77788800	0.00000000	391.13941306
A-2	1,000.00000000	0.00000000	0.76666666	0.76666666	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.15833334	1.15833334	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.45833333	1.45833333	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.67500000	1.67500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.88333352	1.88333352	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.45833333	2.45833333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	893.06627120
Ending Aggregate Note Pool Factor:	859.46012835

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2015-1
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	126,131,840.05	10/15/2015	11/15/2015	Actual/360	N/A	N/A	0.39000000	0.39000000	43,725.70
A-2	314,000,000.00	10/15/2015	11/15/2015	30/360	N/A	N/A	0.92000000	0.92000000	240,733.33
A-3	314,000,000.00	10/15/2015	11/15/2015	30/360	N/A	N/A	1.39000000	1.39000000	363,716.67
A-4	102,420,000.00	10/15/2015	11/15/2015	30/360	N/A	N/A	1.75000000	1.75000000	149,362.50
B	21,480,000.00	10/15/2015	11/15/2015	30/360	N/A	N/A	2.01000000	2.01000000	35,979.00
C	17,690,000.00	10/15/2015	11/15/2015	30/360	N/A	N/A	2.26000000	2.26000000	33,316.17
D	13,500,000.00	10/15/2015	11/15/2015	30/360	N/A	N/A	2.95000000	2.95000000	33,187.50

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	43,725.70	0.00	43,725.70	0.00
A-2	0.00	240,733.33	0.00	240,733.33	0.00
A-3	0.00	363,716.67	0.00	363,716.67	0.00
A-4	0.00	149,362.50	0.00	149,362.50	0.00
B	0.00	35,979.00	0.00	35,979.00	0.00
C	0.00	33,316.17	0.00	33,316.17	0.00
D	0.00	33,187.50	0.00	33,187.50	0.00
Deal Totals	0.00	900,020.87	0.00	900,020.87	0.00

Statement to Securityholder

 Ally Auto Receivables Trust 2015-1
4. Collections and Distributions

Collections
Receipts During the Period	35,706,698.07
Administrative Purchase Payments	31,973.41
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	152,924.53
Other Fees or Expenses Paid	0.00
Total Collections	35,891,596.01

Beginning Reserve Account Balance	2,556,736.10
Total Available Amount	38,448,332.11

Distributions
Total Available Amount	38,448,332.11
Basic Servicing Fee	775,997.16
Aggregate Class A Interest Distributable Amount	797,538.20
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	35,979.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	33,316.17
Third Priority Principal Distributable Amount	8,500,157.76
Aggregate Class D Interest Distribution Amount	33,187.50
Fourth Priority Principal Distribution Amount	13,500,000.00
Reserve Account Deposit	2,556,736.10
Noteholders' Regular Principal Distributable Amount	12,213,920.22
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	0.00

Supplemental Servicing Fees	30,433.15
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	3,600.00

Statement to Securityholder

Ally Auto Receivables Trust 2015-1
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	52,991	50,643	49,843
Deal Totals	Aggregate Receivables Principal Balance	1,022,694,439.04	919,816,731.41	887,221,682.29
	Aggregate Amount Financed	1,035,896,144.85	931,196,592.26	898,017,473.30

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.80000000	3.80116703	3.80161429	66.19	66.19	66.21	52.96	50.21	49.33

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.33%	1.26%	1.26%	1.24%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2015-1

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Aggregate Amount Financed	Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	914,607,032.78	107,207.73	0.1407%	49,843	44	0.0883%
Preceding	948,158,657.27	17,820.50	0.0226%	50,643	37	0.0731%
Next Preceding	982,412,990.15	45,725.79	0.0559%	51,434	28	0.0544%
Three Month Average			0.0730%			0.0719%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,035,896,144.85	170,754.02	0.0165%	31 - 60 days	219	4,261,788.37
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	34	792,514.14
with the prospectus for Ally Auto Receivables Trust 2015-1 related to delinquencies,				> 90 days	10	185,695.43
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	78	1,002,734.38
				Current Period	29	497,506.08
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	11	87,019.23
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	96	1,413,221.23
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2015-1

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,556,736.10	2,556,736.10	0.00	0.00	0.00	2,556,736.10	2,556,736.10

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	NO
Initial Overcollateralization	4,604,439.04
Current Overcollateralization	12,213,920.22
Overcollateralization Target	13,295,027.71

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2015-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2015-1 will perform in the future.